Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	14
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,142,066,659.36	40,029		56.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,000,000.00	2.386630%		July 15, 2020
Class A-2a Notes	$220,000,000.00	2.35%		February 15, 2022
Class A-2b Notes	$126,020,000.00	0.41475%	*	February 15, 2022
Class A-3 Notes	$346,060,000.00	2.23%		October 15, 2023
Class A-4 Notes	$105,020,000.00	2.24%		October 15, 2024
Class B Notes	$31,580,000.00	2.40%		November 15, 2024
Class C Notes	$21,060,000.00	2.58%		December 15, 2025
Total	$1,052,740,000.00
		* One-month LIBOR + 0.24%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,080,457.27

Principal:
Principal Collections	$18,207,941.52
Prepayments in Full	$10,123,141.34
Liquidation Proceeds	$181,104.82
Recoveries	$15,657.77
Sub Total	$28,527,845.45
Collections	$30,608,302.72

Purchase Amounts:
Purchase Amounts Related to Principal	$129,384.25
Purchase Amounts Related to Interest	$494.09
Sub Total	$129,878.34

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$30,738,181.06

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	14
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$30,738,181.06
Servicing Fee	$611,718.20	$611,718.20	$0.00	$0.00	$30,126,462.86
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$30,126,462.86
Interest - Class A-2a Notes	$181,595.11	$181,595.11	$0.00	$0.00	$29,944,867.75
Interest - Class A-2b Notes	$20,194.46	$20,194.46	$0.00	$0.00	$29,924,673.29
Interest - Class A-3 Notes	$643,094.83	$643,094.83	$0.00	$0.00	$29,281,578.46
Interest - Class A-4 Notes	$196,037.33	$196,037.33	$0.00	$0.00	$29,085,541.13
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,085,541.13
Interest - Class B Notes	$63,160.00	$63,160.00	$0.00	$0.00	$29,022,381.13
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,022,381.13
Interest - Class C Notes	$45,279.00	$45,279.00	$0.00	$0.00	$28,977,102.13
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$28,977,102.13
Regular Principal Payment	$26,471,793.35	$26,471,793.35	$0.00	$0.00	$2,505,308.78
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,505,308.78
Residual Released to Depositor	$0.00	$2,505,308.78	$0.00	$0.00	$0.00
Total		$30,738,181.06

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$26,471,793.35
Total					$26,471,793.35
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$16,830,803.24	$76.50	$181,595.11	$0.83	$17,012,398.35	$77.33
Class A-2b Notes	$9,640,990.11	$76.50	$20,194.46	$0.16	$9,661,184.57	$76.66
Class A-3 Notes	$0.00	$0.00	$643,094.83	$1.86	$643,094.83	$1.86
Class A-4 Notes	$0.00	$0.00	$196,037.33	$1.87	$196,037.33	$1.87
Class B Notes	$0.00	$0.00	$63,160.00	$2.00	$63,160.00	$2.00
Class C Notes	$0.00	$0.00	$45,279.00	$2.15	$45,279.00	$2.15
Total	$26,471,793.35	$25.15	$1,149,360.73	$1.09	$27,621,154.08	$26.24

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	14

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$92,729,419.51	0.4214974	$75,898,616.27	0.3449937
Class A-2b Notes	$53,117,097.48	0.4214974	$43,476,107.37	0.3449937
Class A-3 Notes	$346,060,000.00	1.0000000	$346,060,000.00	1.0000000
Class A-4 Notes	$105,020,000.00	1.0000000	$105,020,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,060,000.00	1.0000000	$21,060,000.00	1.0000000
Total	$649,566,516.99	0.6170246	$623,094,723.64	0.5918790

Pool Information
Weighted Average APR	3.109%	3.093%
Weighted Average Remaining Term	46.04	45.24
Number of Receivables Outstanding	30,987	30,310
Pool Balance	$734,061,843.69	$704,873,810.78
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$679,000,944.44	$652,091,330.59
Pool Factor	0.6427487	0.6171915

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,928.54
Yield Supplement Overcollateralization Amount	$52,782,480.19
Targeted Overcollateralization Amount	$81,779,087.14
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$81,779,087.14

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,928.54
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,928.54
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,928.54

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	14
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		67	$546,460.98
(Recoveries)		22	$15,657.77
Net Loss for Current Collection Period			$530,803.21
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8677%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0588%
Second Prior Collection Period			0.0926%
Prior Collection Period			0.4651%
Current Collection Period			0.8853%
Four Month Average (Current and Prior Three Collection Periods)			0.3755%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		851	$3,346,624.84
(Cumulative Recoveries)			$249,445.16
Cumulative Net Loss for All Collection Periods			$3,097,179.68
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2712%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,932.58
Average Net Loss for Receivables that have experienced a Realized Loss			$3,639.46

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.73%	180	$5,137,143.33
61-90 Days Delinquent	0.16%	35	$1,130,137.94
91-120 Days Delinquent	0.03%	7	$201,637.97
Over 120 Days Delinquent	0.08%	17	$535,759.37
Total Delinquent Receivables	0.99%	239	$7,004,678.61

Repossession Inventory:
Repossessed in the Current Collection Period		26	$911,470.07
Total Repossessed Inventory		49	$1,542,794.02

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1738%
Prior Collection Period			0.1807%
Current Collection Period			0.1947%
Three Month Average			0.1831%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2649%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	14

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer